Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of Components of Income Tax Expense

Information as of December 31 and for the year follows:

(Dollars in thousands)

	2012	2011	2010
Provision for Income Taxes
Current federal income tax expense	$1,475	$682	$817
Deferred federal income tax expense/(benefit)	(132)	378	(163)
Income tax expense	$1,343	$1,060	$654

Reconciliation of Income Tax Expense
Reconciliation of Income Tax Provision to Statutory Rate
Income tax computed at statutory federal rate of 34%	$1,906	$1,555	$1,144
Tax exempt interest income	(466)	(437)	(483)
Tax exempt earnings on bank-owned life insurance	(152)	(121)	(122)
Nondeductible interest expense	13	16	25
Other items	42	47	90
Income tax expense	$1,343	$1,060	$654

Effective income tax rate	24%	23%	19%

Schedule of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities	2012	2011
Deferred tax assets:
Allowance for loan losses	$920	$779
Deferred compensation	349	341
Write-downs on other real estate owned	255	339
Alternative minimum tax credit carryforward	—	75
Other	294	327
Total deferred tax assets	1,818	1,861

Deferred tax liabilities:
Depreciation	1,396	1,382
Unrealized gains on securities available for sale	1,138	1,157
Purchase accounting adjustments from merger	602	743
Loan servicing rights	161	108
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	75	87
Other	112	103
Total deferred tax liabilities	3,567	3,663
Net deferred tax liabilities	$(1,749)	$(1,802)